AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Real Estate – 95.6%
Diversified Real Estate Activities – 6.4%
City Developments Ltd.	214,800	$1,286,355
Mitsubishi Estate Co., Ltd.	121,100	1,739,636
Mitsui Fudosan Co., Ltd.	340,400	5,321,801
New World Development Co., Ltd.	261,250	1,275,624
Sumitomo Realty & Development Co., Ltd.	47,900	1,221,547
Sun Hung Kai Properties Ltd.	243,000	2,955,315
UOL Group Ltd.	241,600	1,170,282

		14,970,560

Diversified REITs – 6.4%
Activia Properties, Inc.	341	1,122,185
Alexander & Baldwin, Inc.	85,530	1,010,965
Armada Hoffler Properties, Inc.	117,113	1,128,969
Essential Properties Realty Trust, Inc.	124,100	1,998,010
Fibra Uno Administracion SA de CV	579,830	468,710
Gecina SA	11,610	1,506,075
Hulic REIT, Inc.	1,361	1,601,348
NIPPON REIT Investment Corp.	241	728,647
Nomura Real Estate Master Fund, Inc.	920	1,140,953
Stockland	996,500	2,252,200
United Urban Investment Corp.	2,022	1,966,333

		14,924,395

Health Care REITs – 9.0%
Assura PLC	3,053,170	3,147,953
Medical Properties Trust, Inc.(a)	215,390	4,335,801
Omega Healthcare Investors, Inc.	112,586	3,645,535
Physicians Realty Trust	155,996	2,814,168
Welltower, Inc.(a)	129,160	6,917,809

		20,861,266

Hotel & Resort REITs – 1.3%
Japan Hotel REIT Investment Corp.	1,013	367,455
RLJ Lodging Trust	316,230	2,533,002

		2,900,457

Industrial REITs – 12.5%
Americold Realty Trust	94,336	3,806,458
Dream Industrial Real Estate Investment Trust	164,477	1,350,739
Industrial & Infrastructure Fund Investment Corp.	630	1,184,882
Nippon Prologis REIT, Inc.	209	721,466
Prologis, Inc.	121,910	12,851,752
Rexford Industrial Realty, Inc.	66,340	3,113,336
Segro PLC	277,724	3,517,164
STAG Industrial, Inc.	77,880	2,538,888

		29,084,685

Office REITs – 11.7%
Alexandria Real Estate Equities, Inc.(a)	29,420	5,223,521
Allied Properties Real Estate Investment Trust	54,540	1,633,207
Boston Properties, Inc.	58,350	5,198,401
CapitaLand Commercial Trust	1,744,700	2,057,376
Cousins Properties, Inc.	110,652	3,399,229
Daiwa Office Investment Corp.	213	1,116,684

Company	Shares	U.S. $ Value
Inmobiliaria Colonial Socimi SA	95,930	$822,290
Japan Real Estate Investment Corp.	259	1,321,507
Kilroy Realty Corp.	46,910	2,733,446
Nippon Building Fund, Inc.	226	1,263,536
SL Green Realty Corp.	37,940	1,764,210
True North Commercial Real Estate Investment Trust	116,965	516,080

		27,049,487

Real Estate Development – 2.3%
CIFI Holdings Group Co., Ltd.	1,020,000	916,902
CK Asset Holdings Ltd.	531,500	2,951,243
Instone Real Estate Group AG(b) (c)	58,210	1,491,961

		5,360,106

Real Estate Operating Companies – 13.0%
Aroundtown SA(c)	390,782	2,353,125
Azrieli Group Ltd.	19,570	951,850
CA Immobilien Anlagen AG(c)	59,520	1,865,529
Deutsche Wohnen SE	74,730	3,636,096
Entra ASA(b)	118,359	1,670,862
Fabege AB	74,660	957,524
Grainger PLC	548,600	2,080,440
Kojamo Oyj	39,240	975,301
Kungsleden AB	102,250	827,027
LEG Immobilien AG(c)	13,720	1,913,069
PSP Swiss Property AG (REG)	15,480	1,719,656
Samhallsbyggnadsbolaget i Norden AB	553,570	1,509,168
Swire Properties Ltd.	486,400	1,124,067
Vonovia SE	100,883	6,520,657
Wharf Real Estate Investment Co., Ltd.	211,000	746,277
Wihlborgs Fastigheter AB	84,380	1,421,977

		30,272,625

Real Estate Services – 0.3%
Unibail-Rodamco-Westfield	14,100	739,573

Residential REITs – 14.0%
American Campus Communities, Inc.	77,730	2,770,297
American Homes 4 Rent - Class A	126,210	3,660,090
Bluerock Residential Growth REIT, Inc.	72,960	528,230
Camden Property Trust	40,990	3,722,302
Comforia Residential REIT, Inc.	374	1,171,431
Daiwa Securities Living Investments Corp.	1,662	1,680,618
Essex Property Trust, Inc.	19,330	4,266,904
Independence Realty Trust, Inc.	205,470	2,362,905
Killam Apartment Real Estate Investment Trust	190,790	2,478,440
Mid-America Apartment Communities, Inc.	31,780	3,787,858
Northview Apartment Real Estate Investment Trust	48,290	1,263,266
Sun Communities, Inc.(a)	32,768	4,912,906

		32,605,247

Retail REITs – 10.6%
AEON REIT Investment Corp.	1,245	1,227,776
Brixmor Property Group, Inc.	264,850	3,048,423
Eurocommercial Properties NV	79,900	987,746

Company	Shares	U.S. $ Value
Kenedix Retail REIT Corp.	266	$462,011
Link REIT	395,860	3,071,506
National Retail Properties, Inc.	55,840	1,979,528
Realty Income Corp.	94,120	5,651,906
Retail Properties of America, Inc. - Class A	339,780	2,161,001
Simon Property Group, Inc.(a)	22,270	1,388,534
SITE Centers Corp.(a)	261,220	1,914,743
Vicinity Centres	2,815,268	2,600,659

		24,493,833

Specialized REITs – 8.1%
CubeSmart	113,140	3,356,864
Digital Realty Trust, Inc.	51,754	8,308,587
MGM Growth Properties LLC - Class A	86,330	2,360,262
National Storage Affiliates Trust	114,680	3,534,438
Safestore Holdings PLC	117,040	1,176,515

		18,736,666

		221,998,900

Transportation – 1.1%
Highways & Railtracks – 1.1%
Transurban Group	261,358	2,585,225

Consumer Durables & Apparel – 1.0%
Homebuilding – 1.0%
Persimmon PLC(c)	37,660	1,175,752
PulteGroup, Inc.	29,050	1,266,580

		2,442,332

Materials – 0.8%
Construction Materials – 0.8%
Fletcher Building Ltd.	498,310	1,120,130
Grupo Cementos de Chihuahua SAB de CV	137,620	653,626

		1,773,756

Software & Services – 0.4%
Internet Services & Infrastructure – 0.4%
GDS Holdings Ltd. (ADR)(c)	11,700	939,393

Consumer Services – 0.3%
Leisure Facilities – 0.3%
Planet Fitness, Inc.(c)	11,300	589,860

Total Common Stocks (cost $229,924,978)		230,329,466

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(d) (e) (f) (cost $1,335,265)	1,335,265	1,335,265

Total Investments – 99.8% (cost $231,260,243)(g)		231,664,731
Other assets less liabilities – 0.2%		548,187

Net Assets – 100.0%		$232,212,918

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	1,254	USD	1,534	08/14/2020	$(107,079)
Bank of America, NA	ILS	2,517	USD	719	08/14/2020	(19,840)
Barclays Bank PLC	GBP	546	USD	675	08/14/2020	(40,219)
Barclays Bank PLC	JPY	199,190	USD	1,865	08/14/2020	(16,937)
Barclays Bank PLC	USD	756	EUR	671	08/14/2020	34,750
Barclays Bank PLC	USD	541	GBP	436	08/14/2020	29,951
Barclays Bank PLC	USD	3,174	JPY	339,731	08/14/2020	35,647
Barclays Bank PLC	JPY	65,559	USD	612	11/13/2020	(8,553)
BNP Paribas SA	CNY	12,674	USD	1,781	08/14/2020	(32,038)
BNP Paribas SA	USD	627	AUD	917	08/14/2020	28,595
Citibank, NA	USD	608	JPY	63,780	08/07/2020	(5,944)
Citibank, NA	EUR	555	USD	618	08/14/2020	(36,224)
Citibank, NA	JPY	341,587	USD	3,183	08/14/2020	(44,366)
Citibank, NA	USD	1,343	CAD	1,873	08/14/2020	55,594
Citibank, NA	USD	578	JPY	62,016	08/14/2020	7,773
Deutsche Bank AG	NOK	6,955	USD	680	08/14/2020	(84,422)
Goldman Sachs Bank USA	AUD	1,874	USD	1,208	08/14/2020	(131,145)
Goldman Sachs Bank USA	CAD	1,027	USD	733	08/14/2020	(33,652)
Goldman Sachs Bank USA	JPY	94,350	USD	881	08/14/2020	(10,824)
Goldman Sachs Bank USA	USD	2,492	JPY	266,444	08/14/2020	25,188
HSBC Bank USA	USD	1,154	GBP	935	08/14/2020	69,948
JPMorgan Chase Bank, NA	CAD	2,223	USD	1,589	08/14/2020	(70,392)
JPMorgan Chase Bank, NA	CHF	706	USD	729	08/14/2020	(43,126)
JPMorgan Chase Bank, NA	EUR	650	USD	733	08/14/2020	(33,240)
JPMorgan Chase Bank, NA	GBP	475	USD	592	08/14/2020	(29,679)
JPMorgan Chase Bank, NA	USD	2,054	CHF	1,988	08/14/2020	120,600
JPMorgan Chase Bank, NA	USD	1,875	EUR	1,650	08/14/2020	69,281
JPMorgan Chase Bank, NA	USD	573	SEK	5,067	11/13/2020	4,920
Morgan Stanley & Co., Inc.	AUD	2,449	USD	1,691	08/14/2020	(58,820)
Morgan Stanley & Co., Inc.	JPY	271,871	USD	2,526	08/14/2020	(42,820)
Morgan Stanley & Co., Inc.	USD	1,304	EUR	1,195	08/14/2020	104,179
Morgan Stanley & Co., Inc.	USD	1,350	GBP	1,061	08/14/2020	38,991
Morgan Stanley & Co., Inc.	USD	2,801	EUR	2,411	11/13/2020	44,833
Natwest Markets PLC	EUR	566	USD	642	08/14/2020	(25,051)
Natwest Markets PLC	MXN	15,967	USD	662	08/14/2020	(54,819)
Natwest Markets PLC	NOK	18,818	USD	1,842	08/14/2020	(225,629)
Natwest Markets PLC	USD	631	AUD	933	08/14/2020	35,783
Natwest Markets PLC	USD	1,098	JPY	117,352	08/14/2020	10,348
Natwest Markets PLC	USD	697	SGD	993	08/14/2020	25,334
Natwest Markets PLC	CAD	946	USD	704	11/13/2020	(1,980)
Natwest Markets PLC	USD	602	JPY	63,217	11/13/2020	(4,171)
Natwest Markets PLC	USD	1,553	SEK	13,748	11/13/2020	14,376
Societe Generale	USD	982	NOK	9,100	08/14/2020	18,103
Standard Chartered Bank	USD	2,665	SGD	3,773	08/14/2020	80,572
State Street Bank & Trust Co.	EUR	2,339	USD	2,676	08/14/2020	(79,355)
State Street Bank & Trust Co.	GBP	708	USD	896	08/14/2020	(30,883)
State Street Bank & Trust Co.	JPY	57,326	USD	535	08/14/2020	(6,548)
State Street Bank & Trust Co.	SEK	6,136	USD	669	08/14/2020	(29,561)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	1,632	AUD	2,473	08/14/2020	$135,219
State Street Bank & Trust Co.	USD	215	CAD	291	08/14/2020	2,982
State Street Bank & Trust Co.	USD	1,122	CNH	7,869	08/14/2020	3,380
State Street Bank & Trust Co.	USD	1,479	EUR	1,338	08/14/2020	97,038
State Street Bank & Trust Co.	USD	700	GBP	551	08/14/2020	21,333
State Street Bank & Trust Co.	USD	1,666	JPY	178,782	08/14/2020	23,040
State Street Bank & Trust Co.	USD	185	NOK	1,717	08/14/2020	3,319
State Street Bank & Trust Co.	USD	655	SEK	6,136	08/14/2020	43,848
State Street Bank & Trust Co.	USD	22	JPY	2,342	11/13/2020	232
UBS AG	USD	799	CAD	1,086	08/14/2020	11,332
UBS AG	USD	684	NOK	6,797	08/14/2020	63,131

						$(47,697)

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $3,162,823 or 1.4% of net assets.

(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,097,571 and gross unrealized depreciation of investments was $(31,740,780), resulting in net unrealized appreciation of $356,791.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
CNH – Chinese Yuan Renminbi (Offshore)
CNY – Chinese Yuan Renminbi
EUR – Euro
GBP – Great British Pound
ILS – Israeli Shekel
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Krone
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

Glossary:
ADR – American Depositary Receipt
REG – Registered Shares
REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

July 31, 2020 (unaudited)

54.6%	United States
11.0%	Japan
6.9%	Germany
5.2%	Hong Kong
4.8%	United Kingdom
3.2%	Australia
3.1%	Canada
2.0%	Sweden
2.0%	Singapore
1.0%	France
0.8%	Austria
0.8%	China
0.7%	Switzerland
0.7%	Norway
2.6%	Other
0.6%	Short-Term

100.0%	Total Investments

1

All data are as of July 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following: Finland, Israel, Mexico, Netherlands, New Zealand and Spain.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Real Estate	$133,572,873	$88,426,027		$—	$221,998,900
Transportation	—	2,585,225		—	2,585,225
Consumer Durables & Apparel	1,266,580	1,175,752		—	2,442,332
Materials	653,626	1,120,130		—	1,773,756
Software & Services	939,393	—		—	939,393
Consumer Services	589,860	—		—	589,860
Short-Term Investments	1,335,265	—		—	1,335,265

Total Investments in Securities	138,357,597	93,307,134	(a)	—	231,664,731
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	1,259,620		—	1,259,620
Liabilities:
Forward Currency Exchange Contracts	—	(1,307,317)		—	(1,307,317)

Total	$138,357,597	$93,259,437		$—	$231,617,034

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2020 is as follows:

Fund	Market Value 10/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$359	$39,651	$38,675	$1,335	$8